JPMorgan Government Bond Fund Investment Objectives and Goals - R2 R3 R4 R6 Shares [Member] - JPMorgan Government Bond Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JGBZX; R3/OGGPX; R4/OGGQX; R6/OGGYX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks a high level of current income with liquidity and safety of principal.